FEDERATED MDT STOCK TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 31, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED MDT STOCK TRUST (the “Trust”)

Class A Shares

Institutional Shares

Service Shares

1933 Act File No. 2-75756

1940 Act File No. 811-3385

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated December 31, 2015, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 57 on December 28, 2015.

If you have any questions regarding this certification, please contact me at (724) 720-8533.

Very truly yours,

/s/ Kary Moore

Kary Moore

Assistant Secretary